UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August  31

Date of reporting period: May  31, 2011

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — 73.52%

Aerospace & defense — 2.53%

BE Aerospace, Inc.*	2,700	101,034

General Dynamics Corp.	55,500	4,119,210

Precision Castparts Corp.	4,700	738,370

The Boeing Co.	35,400	2,762,262

		7,720,876

Air freight & logistics — 1.07%

C.H. Robinson Worldwide, Inc.	9,000	721,980

FedEx Corp.	26,300	2,462,732

Hub Group, Inc., Class A*	2,500	95,400

		3,280,112

Airlines — 0.57%

Southwest Airlines Co.	148,100	1,752,023

Auto components — 0.04%

Tenneco, Inc.*	3,200	133,600

Automobiles — 0.94%

General Motors Co.*	90,200	2,869,262

Beverages — 1.17%

PepsiCo, Inc.	50,300	3,577,336

Biotechnology — 1.88%

Acorda Therapeutics, Inc.*	37,400	1,228,590

Alexion Pharmaceuticals, Inc.*	31,900	1,512,698

Amgen, Inc.*	27,300	1,652,742

Amylin Pharmaceuticals, Inc.*	29,600	411,144

Pharmasset, Inc.*	9,200	940,240

		5,745,414

Building products — 0.04%

Trex Co., Inc.1,*	3,900	119,184

Capital markets — 2.61%

Apollo Investment Corp.	7,605	86,773

Evercore Partners, Inc., Class A	2,800	103,628

Goldman Sachs Group, Inc.	22,500	3,166,425

Golub Capital BDC, Inc.	3,500	54,845

Morgan Stanley	107,700	2,602,032

PennantPark Investment Corp.	7,300	90,739

The Bank of New York Mellon Corp.	67,000	1,883,370

		7,987,812

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Chemicals — 1.30%

Celanese Corp., Series A	41,500	2,161,735

Cytec Industries, Inc.	1,700	95,523

FMC Corp.	4,000	337,400

Potash Corporation of Saskatchewan, Inc.	5,200	294,320

Praxair, Inc.	4,100	433,944

The Sherwin-Williams Co.	7,400	650,016

		3,972,938

Commercial banks — 2.14%

Center Financial Corp.*	11,700	76,518

City National Corp.	1,300	73,229

U.S. Bancorp	97,500	2,496,000

Wells Fargo & Co.	137,400	3,898,038

		6,543,785

Commercial services & supplies — 0.05%

American Reprographics Co.*	9,200	86,296

Innerworkings, Inc.1,*	7,500	63,525

		149,821

Communications equipment — 2.63%

Cisco Systems, Inc.	170,900	2,871,120

Finisar Corp.*	2,600	62,452

NETGEAR, Inc.*	1,800	75,330

Nortel Networks Corp.*	25,433	674

QUALCOMM, Inc.	76,600	4,487,994

Riverbed Technology, Inc.*	14,600	553,632

		8,051,202

Computers & peripherals — 4.10%

Apple, Inc.*	23,800	8,278,354

EMC Corp.*	48,000	1,366,560

Hewlett-Packard Co.	76,000	2,840,880

SMART Technologies, Inc., Class A*	5,700	40,242

		12,526,036

Construction & engineering — 0.03%

MasTec, Inc.*	3,900	82,095

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Diversified consumer services — 0.45%

Apollo Group, Inc., Class A*	29,600	1,216,856

Coinstar, Inc.1,*	1,500	79,695

Universal Technical Institute, Inc.	4,900	88,886

		1,385,437

Diversified financial services — 2.90%

Citigroup, Inc.	83,590	3,439,728

CME Group, Inc.	2,700	771,552

JPMorgan Chase & Co.	107,700	4,656,948

		8,868,228

Diversified telecommunication services — 0.02%

Cbeyond, Inc.*	4,400	63,184

Electric utilities — 2.18%

American Electric Power Co., Inc.	53,700	2,051,340

FirstEnergy Corp.	53,200	2,373,784

NextEra Energy, Inc.	38,800	2,248,460

		6,673,584

Electrical equipment — 0.19%

Regal-Beloit Corp.	1,800	124,200

Roper Industries, Inc.	5,300	442,391

		566,591

Electronic equipment, instruments & components — 0.03%

Rofin-Sinar Technologies, Inc.*	2,900	104,806

Energy equipment & services — 2.13%

Bristow Group, Inc.	1,800	82,710

Dril-Quip, Inc.*	1,200	89,016

Ensco PLC, ADR	47,200	2,516,704

FMC Technologies, Inc.*	13,400	598,042

Noble Corp.	71,400	2,989,518

North American Energy Partners, Inc.*	2,700	25,407

TETRA Technologies, Inc.*	9,500	129,580

Willbros Group, Inc.*	9,200	91,448

		6,522,425

Food & staples retailing — 1.14%

CVS Caremark Corp.	18,400	711,896

Kroger Co.	111,100	2,757,502

		3,469,398

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Food products — 1.44%

Kellogg Co.	13,100	746,569

Kraft Foods, Inc., Class A	104,200	3,643,874

		4,390,443

Health care equipment & supplies — 2.42%

AngioDynamics, Inc.*	4,600	72,220

Baxter International, Inc.	31,900	1,898,688

CONMED Corp.*	2,200	62,260

Covidien PLC	37,400	2,057,000

Greatbatch, Inc.*	2,900	83,955

ICU Medical, Inc.*	2,900	125,744

Integra LifeSciences Holdings*	1,200	61,548

Medtronic, Inc.	62,300	2,535,610

ResMed, Inc.*	10,500	338,100

Synovis Life Technologies, Inc.*	2,900	50,909

The Cooper Cos., Inc.	1,600	119,856

		7,405,890

Health care providers & services — 2.13%

Express Scripts, Inc.*	15,600	929,136

HCA Holdings, Inc.*	42,100	1,468,869

Owens & Minor, Inc.	2,700	93,420

Patterson Cos., Inc.	2,300	79,546

PSS World Medical, Inc.*	2,200	64,284

UnitedHealth Group, Inc.	79,000	3,867,050

		6,502,305

Health care technology — 0.22%

Emdeon, Inc., Class A*	41,400	635,076

ePocrates, Inc.1,*	2,200	46,310

		681,386

Hotels, restaurants & leisure — 2.26%

Carnival Corp.	76,300	2,961,203

International Game Technology	111,100	1,915,364

Las Vegas Sands Corp.*	19,400	805,876

McDonald’s Corp.	12,400	1,011,096

O’Charley’s, Inc.*	8,400	60,900

Summit Hotel Properties, Inc.	7,700	86,702

WMS Industries, Inc.*	2,100	66,066

		6,907,207

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Household products — 2.49%

Colgate-Palmolive Co.	33,800	2,958,514

Spectrum Brands Holdings, Inc.*	3,700	133,089

The Procter & Gamble Co.	67,200	4,502,400

		7,594,003

Insurance — 1.74%

AFLAC, Inc.	46,400	2,217,456

MetLife, Inc.	68,700	3,029,670

Seabright Insurance Holdings	6,200	62,806

		5,309,932

Internet & catalog retail — 1.81%

Amazon.com, Inc.*	22,400	4,405,856

Netflix, Inc.*	1,500	406,200

Priceline.com, Inc.*	1,400	721,266

		5,533,322

Internet software & services — 1.02%

Baidu, Inc., ADR*	4,600	624,266

Digital River, Inc.*	1,900	61,845

Google, Inc., Class A*	2,800	1,481,256

Intralinks Holdings, Inc.*	2,500	51,625

MercadoLibre, Inc.	4,000	352,480

RightNow Technologies, Inc.*	1,900	62,890

SINA Corp.1,*	3,300	392,007

ValueClick, Inc.*	5,700	102,885

		3,129,254

IT services — 1.36%

Teradata Corp.*	13,100	730,849

Visa, Inc., Class A	42,100	3,412,626

		4,143,475

Life sciences tools & services — 0.64%

Agilent Technologies, Inc.*	17,400	867,738

Bio-Rad Laboratories, Inc., Class A*	8,700	1,082,541

		1,950,279

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Machinery — 2.03%

CIRCOR International, Inc.	1,500	66,465

Danaher Corp.	11,900	648,907

Illinois Tool Works, Inc.	61,000	3,496,520

Kaydon Corp.	1,900	69,103

Meritor, Inc.*	3,200	52,832

PACCAR, Inc.	26,400	1,320,000

Pall Corp.	1,100	61,710

Parker Hannifin Corp.	5,400	479,790

		6,195,327

Media — 3.57%

Cinemark Holdings, Inc.	4,500	97,875

Comcast Corp., Class A	138,000	3,483,120

Discovery Communications, Inc., Class A*	13,300	579,348

Focus Media Holding Ltd., ADR*	14,000	437,500

ReachLocal, Inc.1,*	2,500	52,475

Time Warner, Inc.	102,300	3,726,789

Valassis Communications, Inc.*	3,600	104,508

Viacom Inc., Class B	48,400	2,439,844

		10,921,459

Metals & mining — 0.16%

Freeport-McMoRan Copper & Gold, Inc.	9,700	500,908

Oil, gas & consumable fuels — 5.99%

Anadarko Petroleum Corp.	6,600	524,832

Cimarex Energy Co.	6,800	652,324

Concho Resources, Inc.*	6,500	614,965

CONSOL Energy, Inc.	9,600	492,192

EOG Resources, Inc.	26,700	2,914,038

Exxon Mobil Corp.	100,300	8,372,041

Hess Corp.	24,000	1,896,720

Ultra Petroleum Corp.*	58,600	2,849,132

		18,316,244

Personal products — 1.03%

Avon Products, Inc.	80,500	2,391,655

Estee Lauder Cos., Inc., Class A	6,400	656,064

Prestige Brands Holdings, Inc.*	8,200	105,862

		3,153,581

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Pharmaceuticals — 4.02%

Allergan, Inc.	44,200	3,656,666

Johnson & Johnson	71,100	4,784,319

Merck & Co., Inc.	89,700	3,296,475

Watson Pharmaceuticals, Inc.*	8,300	534,105

		12,271,565

Real estate investment trusts — 0.15%

American Campus Communities, Inc.	1,200	42,408

Campus Crest Communities, Inc.	8,500	108,800

Cypress Sharpridge Investments, Inc.[1]	5,800	74,472

Entertainment Properties Trust	1,500	72,870

Hudson Pacific Properties, Inc.	4,900	78,645

Invesco Mortgage Capital, Inc.	3,400	77,418

		454,613

Road & rail — 1.80%

Hertz Global Holdings, Inc.*	147,800	2,386,970

Norfolk Southern Corp.	36,900	2,705,139

Union Pacific Corp.	3,800	398,886

		5,490,995

Semiconductors & semiconductor equipment — 1.32%

Broadcom Corp., Class A*	53,100	1,910,538

Intersil Corp., Class A	144,400	2,072,140

ON Semiconductor Corp.*	3,400	38,148

		4,020,826

Software — 4.38%

Adobe Systems, Inc.*	113,800	3,940,894

Blackboard, Inc.1,*	1,300	56,017

Cadence Design Systems, Inc.*	6,200	66,278

Microsoft Corp.	208,000	5,202,080

NICE Systems Ltd., ADR*	1,500	53,400

Nuance Communications, Inc.*	3,800	83,448

Oracle Corp.	28,700	982,114

RealPage, Inc.*	1,800	53,010

Red Hat, Inc.*	7,400	322,640

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (concluded)

Software — (concluded)

Salesforce.com, Inc.*	2,500	380,650

Solera Holdings, Inc.	1,100	64,999

SS&C Technologies Holdings, Inc.*	3,300	64,515

Symantec Corp.*	106,700	2,085,985

Websense, Inc.*	1,800	44,730

		13,400,760

Specialty retail — 0.69%

Children’s Place Retail Stores, Inc.*	1,500	75,360

GameStop Corp., Class A*	69,900	1,955,802

PetSmart, Inc.	1,900	86,070

		2,117,232

Textiles, apparel & luxury goods — 0.41%

Movado Group, Inc.	4,300	71,208

Nike, Inc., Class B	7,600	641,820

Polo Ralph Lauren Corp.	3,700	469,049

Skechers USA, Inc., Class A1,*	4,500	78,660

		1,260,737

Trading companies & distributors — 0.05%

Beacon Roofing Supply, Inc.*	4,000	87,640

Interline Brands, Inc.*	2,900	53,563

		141,203

Wireless telecommunication services — 0.25%

Crown Castle International Corp.*	18,200	753,662

Total common stocks (cost—$192,550,808)		224,711,757

Preferred stocks — 0.00%

Consumer finance — 0.00%

Ally Financial, Inc.2,3,*	5	4,830

Media — 0.00%

CMP Susquehanna Radio Holdings Corp., Series A4,5,6,*	2,332	23

Total preferred stocks (cost—$121)		4,853

Investment company — 4.27%

UBS Credit Bond Relationship Fund7,* (cost—$11,873,481)	882,042	13,033,589

Number of warrants

Warrants — 0.00%

Commercial banks — 0.00%

CNB Capital Trust I, expires 03/23/19[4,8] (cost—$27)	2,665	27

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations — 6.98%

US Treasury Bonds

4.750%, due 02/15/41	3,445,000	3,760,972

US Treasury Notes

0.625%, due 02/28/13	3,065,000	3,077,573

0.750%, due 03/31/13	7,315,000	7,360,133

1.875%, due 06/30/15	160,000	163,900

2.000%, due 04/30/16	4,560,000	4,635,149

3.125%, due 05/15/21	2,330,000	2,344,935

Total US government obligations (cost—$21,194,872)		21,342,662

Mortgage & agency debt securities — 6.66%

Federal Home Loan Mortgage Corporation Certificates,**
4.000%, due 05/01/23	414,008	433,777

4.000%, due 01/01/41	718,597	723,867

5.000%, due 11/01/38	97,246	103,569

5.500%, due 05/01/37	1,432,028	1,565,357

5.500%, due 07/01/38	140,932	152,777

5.500%, due 08/01/40	98,133	106,718

6.000%, due 10/01/36	214,588	237,518

6.500%, due 08/01/28	300,218	340,209

4.500%, TBA	150,000	155,625

Federal National Mortgage Association Certificates,**
1.125%, due 06/27/14	980,000	984,637

1.625%, due 10/26/15	2,905,000	2,909,238

4.000%, due 11/01/40	422,753	426,262

4.000%, due 01/01/41	1,941,927	1,958,046

4.000%, due 02/01/41	522,293	526,629

4.500%, due 02/01/39	227,498	236,916

4.500%, due 04/01/39	769,004	800,117

4.500%, due 07/01/39	346,250	360,258

4.500%, due 10/01/39	517,378	538,311

4.500%, due 04/01/41	747,551	777,621

5.000%, due 09/01/39	740,259	791,723

5.000%, due 10/01/39	100,441	107,079

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Mortgage & agency debt securities — (concluded)

5.000%, due 05/01/40	126,400	134,793

5.500%, due 08/01/39	481,606	525,566

6.000%, due 06/01/33	8,232	9,284

6.000%, due 08/01/37	295,102	326,715

7.000%, due 08/01/32	585,672	674,674

7.500%, due 02/01/33	8,905	10,407

4.000%, TBA	250,000	251,758

4.500%, TBA	595,000	618,056

5.000%, TBA	2,005,000	2,134,072

6.000%, TBA	225,000	247,465

First Horizon Mortgage Pass-Through Trust, Series
2004-FL1, Class 1A1,
0.464%, due 02/25/35[9]	147,402	114,328

Government National Mortgage Association
Certificates,
6.500%, due 10/15/28	5,992	6,827

Government National Mortgage Association
Certificates II,
6.000%, due 11/20/28	2,664	2,964

6.000%, due 02/20/29	6,261	6,971

6.000%, due 02/20/34	929,904	1,037,607

Total mortgage & agency debt securities (cost—$19,720,202)		20,337,741

Commercial mortgage-backed securities — 0.98%

Banc of America Commercial Mortgage, Inc., Series
2007-4, Class AM,
5.997%, due 02/10/51[9]	250,000	252,681

Bear Stearns Commercial Mortgage Securities, Series
2006-PW12, Class A4,
5.903%, due 09/11/38[9]	300,000	334,523

FDIC Structured Sale Guaranteed Notes, Series
2010-C1, Class A,
2.980%, due 12/06/20[2]	327,090	333,120

FHLMC Multifamily Structured Pass Through
Certificates, Series K012, Class A1,
3.427%, due 10/25/20	348,200	361,909

Fosse Master Issuer PLC, Series 2011-1A, Class A2,
1.619%, due 10/18/54[2,9]	250,000	250,691

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial mortgage-backed securities — (concluded)

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	375,000	406,141

Series 2007-GG11, Class A4,
5.736%, due 12/10/49	250,000	270,047

GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.992%, due 08/10/45[9]	225,000	242,008

Holmes Master Issuer PLC, Series 2011-1A, Class A2,
1.628%, due 10/15/54[2,9]	225,000	225,181

JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD11, Class A4,
5.817%, due 06/15/49[9]	200,000	219,366

Morgan Stanley Dean Witter Capital I, Series 2002-
IQ3, Class B,
5.240%, due 09/15/37	100,000	102,760

Total commercial mortgage-backed securities (cost—$2,795,676)		2,998,427

Corporate bonds — 6.22%

Aerospace & defense — 0.02%

BE Aerospace, Inc.
6.875%, due 10/01/20	30,000	31,650

DAE Aviation Holdings
11.250%, due 08/01/15[2]	35,000	36,794

		68,444

Airlines — 0.03%

AMGH Merger Sub, Inc.
9.250%, due 11/01/18[2]	25,000	26,844

Delta Air Lines, Inc.
12.250%, due 03/15/15[2,10]	30,000	33,637

Global Aviation Holdings, Inc.
14.000%, due 08/15/13	45,000	44,100

		104,581

Automobile OEM — 0.05%

Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[2]	80,000	79,800

Ford Motor Co.
7.450%, due 07/16/31[1]	75,000	85,162

		164,962

Automotive parts — 0.06%

Allison Transmission, Inc.
11.000%, due 11/01/15[2]	50,000	53,750

ArvinMeritor, Inc.
10.625%, due 03/15/18	30,000	34,050

Goodyear Tire & Rubber Co.
10.500%, due 05/15/16	42,000	47,565

Navistar International Corp.
8.250%, due 11/01/21	25,000	27,469

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Automotive parts — (concluded)

Tenneco, Inc.
7.750%, due 08/15/18	10,000	10,575

		173,409

Banking-non-US — 0.04%

HBOS Capital Funding LP
6.071%, due 06/30/14[2,9,11]	65,000	58,500

ING Groep N.V.
5.775%, due 12/08/15[9,11]	50,000	46,500

NB Capital Trust II
7.830%, due 12/15/26	25,000	25,594

		130,594

Banking-US — 0.67%

Bank of America Corp.
5.420%, due 03/15/17	300,000	315,611

Bank of America Corp. MTN
5.000%, due 05/13/21	110,000	109,798

BankAmerica Capital II
8.000%, due 12/15/26	75,000	76,969

CIT Group, Inc.
7.000%, due 05/01/15	80,000	80,600

7.000%, due 05/01/17	325,000	326,219

Citigroup Capital XXI
8.300%, due 12/21/57[9]	135,000	138,712

Citigroup, Inc.
6.125%, due 05/15/18	150,000	167,331

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	110,761

Morgan Stanley
5.500%, due 01/26/20	65,000	66,841

Morgan Stanley MTN
6.625%, due 04/01/18	250,000	281,390

Washington Mutual, Inc.
5.500%, due 01/15/13[12]	585,000	731

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	330,430

Zions Bancorp.
5.500%, due 11/16/15	30,000	30,944

		2,036,337

Beverage/bottling — 0.05%

Anheuser-Busch InBev Worldwide, Inc.
4.125%, due 01/15/15	85,000	91,629

Constellation Brands, Inc.
8.375%, due 12/15/14	60,000	68,775

		160,404

Building materials — 0.05%

Cemex Espana Luxembourg
9.250%, due 05/12/20[2]	75,000	76,781

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Building materials — (concluded)

Hanson Ltd.
6.125%, due 08/15/16	40,000	42,150

USG Corp.
9.750%, due 08/01/14[2]	25,000	26,875

		145,806

Business services/office equipment — 0.06%

Harland Clarke Holdings
9.500%, due 05/15/15	75,000	71,250

West Corp.
7.875%, due 01/15/19[2]	45,000	45,844

11.000%, due 10/15/16[1]	50,000	53,687

		170,781

Chemicals — 0.14%

Ashland, Inc.
9.125%, due 06/01/17	40,000	45,600

Celanese US Holdings LLC
6.625%, due 10/15/18	25,000	26,344

Georgia Gulf Corp.
9.000%, due 01/15/17[2]	40,000	44,000

Hexion US Finance Corp./Hexion Nova Scotia
Finance ULC
8.875%, due 02/01/18	25,000	26,844

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	105,000	108,019

Momentive Performance Materials, Inc.
12.500%, due 06/15/14	15,000	16,500

Nalco Co.
6.625%, due 01/15/19[2]	50,000	51,937

NOVA Chemicals Corp.
8.625%, due 11/01/19	110,000	124,575

		443,819

Coal — 0.02%

Patriot Coal Corp.
8.250%, due 04/30/18	50,000	53,063

Commercial services — 0.01%

DynCorp International, Inc.
10.375%, due 07/01/17[2]	20,000	21,200

Interactive Data Corp.
10.250%, due 08/01/18[2]	5,000	5,575

		26,775

Consumer products-non durables — 0.14%

ACCO Brands Corp.
10.625%, due 03/15/15	25,000	28,062

Reynolds Group Issuer, Inc.
8.750%, due 05/15/18[2,10]	100,000	104,000

Sealy Mattress Co.
10.875%, due 04/15/16[2]	9,000	10,103

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Consumer products-non durables — (concluded)

Toys R US Property Co. II LLC
8.500%, due 12/01/17	75,000	80,344

Tupperware Brands Corp.
4.750%, due 06/01/21[2]	90,000	89,505

Yankee Acquisition Corp., Series B
9.750%, due 02/15/17[1]	50,000	53,125

YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[1,2,13]	75,000	77,250

		442,389

Consumer services — 0.02%

Avis Budget Car Rental/Avis Budget Finance, Inc.
9.625%, due 03/15/18	20,000	21,950

Hertz Corp.
7.375%, due 01/15/21[2]	50,000	51,750

		73,700

Distribution/wholesale — 0.02%

McJunkin Red Man Corp.
9.500%, due 12/15/16[2]	60,000	61,800

Diversified manufacturing — 0.04%

Bombardier, Inc.
7.500%, due 03/15/18[2]	20,000	22,400

7.750%, due 03/15/20[2]	25,000	28,250

SPX Corp.
7.625%, due 12/15/14	65,000	72,475

		123,125

Electric-generation — 0.23%

AES Corp.
8.000%, due 06/01/20	100,000	108,250

Calpine Construction Finance/CCFC Finance Corp.
8.000%, due 06/01/16[2]	50,000	54,500

Calpine Corp.
7.875%, due 07/31/20[2]	145,000	153,700

Dynegy Holdings, Inc.
7.500%, due 06/01/15	25,000	21,063

8.375%, due 05/01/16	40,000	33,100

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	50,000	54,383

GenOn Energy, Inc.
9.500%, due 10/15/18[1]	100,000	105,250

Mirant Americas Generation LLC
9.125%, due 05/01/31	40,000	40,800

North American Energy Alliance LLC/ North
American Energy Finance Corp.
10.875%, due 06/01/16[2]	50,000	56,250

NRG Energy, Inc.
7.625%, due 05/15/19[2]	50,000	49,937

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Electric-generation — (concluded)
8.500%, due 06/15/19	15,000	15,525

		692,758

Electric-integrated — 0.10%

E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	90,834

Energy Future Holdings Corp., Series P
5.550%, due 11/15/14	25,000	21,125

Oncor Electric Delivery Co. LLC
6.800%, due 09/01/18	80,000	94,513

PPL WEM Holdings PLC
3.900%, due 05/01/16[2]	60,000	61,927

Texas Competitive Electric Holdings Co. LLC, Series A
10.250%, due 11/01/15[1,10]	75,000	47,812

		316,211

Electronics — 0.06%

Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	25,000	27,875

10.750%, due 08/01/20[1,2]	60,000	69,000

KEMET Corp.
10.500%, due 05/01/18	25,000	28,188

Sanmina-SCI Corp.
7.000%, due 05/15/19[2]	50,000	48,687

8.125%, due 03/01/16[1]	12,000	12,450

		186,200

Energy-exploration & production — 0.24%

Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[2]	100,000	102,250

Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[2]	50,000	49,375

Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	27,625

9.750%, due 03/01/16	75,000	84,375

Forest Oil Corp.
8.500%, due 02/15/14	30,000	33,225

Helix Energy Solutions
9.500%, due 01/15/16[2]	100,000	106,000

Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	10,000	10,550

8.000%, due 02/15/20[2]	20,000	21,300

Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21[2]	50,000	52,750

Plains Exploration & Production Co.
10.000%, due 03/01/16	55,000	62,150

Pride International, Inc.
6.875%, due 08/15/20	5,000	5,907

Quicksilver Resources, Inc.
7.125%, due 04/01/16	50,000	49,250

11.750%, due 01/01/16	30,000	34,800

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Energy-exploration & production — (concluded)

SandRidge Energy, Inc.
8.750%, due 01/15/20	45,000	48,938

9.875%, due 05/15/16[2]	45,000	49,612

		738,107

Energy-independent — 0.16%

Chesapeake Energy Corp.
6.625%, due 08/15/20	24,000	25,230

9.500%, due 02/15/15	115,000	135,700

Comstock Resources, Inc.
8.375%, due 10/15/17	20,000	21,000

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	33,675

Gulfmark Offshore, Inc.
7.750%, due 07/15/14[10]	40,000	40,600

Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	75,937

PetroHawk Energy Corp.
7.875%, due 06/01/15	80,000	84,400

10.500%, due 08/01/14	50,000	56,750

Swift Energy Co.
8.875%, due 01/15/20	30,000	32,850

		506,142

Energy-oilfield services — 0.04%

Aquilex Holdings/Aquilex Finance Corp.
11.125%, due 12/15/16	10,000	9,850

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	36,750

Expro Finance Luxembourg SCA
8.500%, due 12/15/16[2]	75,000	73,125

		119,725

Energy-refining & marketing — 0.02%

Tesoro Corp.
9.750%, due 06/01/19	55,000	62,425

Entertainment — 0.05%

AMC Entertainment, Inc.
8.750%, due 06/01/19	40,000	42,950

WMG Acquisition Corp.
9.500%, due 06/15/16	95,000	100,819

		143,769

Environmental — 0.01%

Casella Waste Systems, Inc.
11.000%, due 07/15/14	25,000	28,250

Finance-noncaptive consumer — 0.01%

Residential Capital LLC
9.625%, due 05/15/15	25,000	25,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Finance-noncaptive diversified — 0.19%

Ally Financial, Inc.
6.875%, due 09/15/11	24,000	24,240

7.500%, due 09/15/20	50,000	53,813

8.000%, due 03/15/20	60,000	66,225

8.300%, due 02/12/15	70,000	78,050

BNP Paribas MTN
3.600%, due 02/23/16	220,000	224,957

E*Trade Financial Corp.
7.875%, due 12/01/15	50,000	51,563

12.500%, due 11/30/17[13]	63,000	75,757

		574,605

Finance-other — 0.22%

Ford Motor Credit Co. LLC
12.000%, due 05/15/15	100,000	127,804

FTI Consulting, Inc.
6.750%, due 10/01/20[2]	25,000	25,500

General Electric Capital Corp.
2.950%, due 05/09/16	135,000	135,455

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	25,000	25,750

International Lease Finance Corp.
7.125%, due 09/01/18[2]	100,000	109,500

8.625%, due 09/15/15[10]	70,000	77,612

8.750%, due 03/15/17[10]	20,000	22,650

Pinafore LLC/Pinafore, Inc.
9.000%, due 10/01/18[2]	70,000	76,825

SquareTwo Financial Corp.
11.625%, due 04/01/17	75,000	77,344

		678,440

Food — 0.10%

Land O’Lakes Capital Trust I
7.450%, due 03/15/28[2]	75,000	71,719

Michael Foods, Inc.
9.750%, due 07/15/18[2]	50,000	55,000

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625%, due 04/01/17[1]	55,000	58,987

Smithfield Foods, Inc.
10.000%, due 07/15/14	22,000	25,740

Tyson Foods, Inc.
10.500%, due 03/01/14	35,000	42,131

Viskase Cos., Inc.
9.875%, due 01/15/18[2]	40,000	41,950

		295,527

Food-wholesale — 0.04%

ARAMARK Corp.
8.500%, due 02/01/15	85,000	88,400

US Foodservice
8.500%, due 06/30/19[2]	25,000	25,188

		113,588

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — 0.47%

Boyd Gaming Corp.
9.125%, due 12/01/18[1,2]	100,000	103,625

Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[1]	25,000	21,500

10.000%, due 12/15/15	35,000	35,744

10.000%, due 12/15/18	175,000	161,875

11.250%, due 06/01/17	155,000	174,375

FireKeepers Development Authority
13.875%, due 05/01/15[2]	165,000	193,462

Marina District Finance Co., Inc.
9.500%, due 10/15/15[1,2]	120,000	125,550

MGM Resorts International
10.000%, due 11/01/16[1,2]	110,000	119,350

10.375%, due 05/15/14	30,000	34,650

11.125%, due 11/15/17	70,000	81,200

13.000%, due 11/15/13	40,000	48,250

Peninsula Gaming LLC
8.375%, due 08/15/15	25,000	26,750

Pokagon Gaming Authority
10.375%, due 06/15/14[2]	93,000	95,441

Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2]	75,000	54,375

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[2]	75,000	76,875

Yonkers Racing Corp.
11.375%, due 07/15/16[2]	80,000	88,100

		1,441,122

Gas distributors — 0.06%

Ferrellgas Partners LP
8.625%, due 06/15/20	26,000	28,600

9.125%, due 10/01/17	60,000	67,200

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	75,000	80,625

		176,425

Gas pipelines — 0.14%
Nustar Logistics LP
7.650%, due 04/15/18	140,000	167,494

Sonat, Inc.
7.000%, due 02/01/18	150,000	173,231

Trans-Canada Pipelines Ltd.
7.625%, due 01/15/39	60,000	77,624

		418,349

Health care — 0.22%

Accellent, Inc.
8.375%, due 02/01/17	50,000	53,250

Apria Healthcare Group, Inc.
11.250%, due 11/01/14	39,000	41,194

Biomet, Inc.
10.375%, due 10/15/17[13]	75,000	83,250

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Health care — (concluded)

Capella Healthcare, Inc.
9.250%, due 07/01/17[2]	10,000	10,800

Carriage Services, Inc.
7.875%, due 01/15/15	70,000	70,875

CHS/Community Health Systems, Inc.
8.875%, due 07/15/15	50,000	51,625

HCA Holdings, Inc.
7.750%, due 05/15/21[1,2]	50,000	52,312

Multiplan, Inc.
9.875%, due 09/01/18[2]	125,000	135,000

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14	40,000	45,000

Radiation Therapy Services, Inc.
9.875%, due 04/15/17	25,000	25,344

Tenet Healthcare Corp.
6.875%, due 11/15/31	50,000	42,000

Universal Hospital Services
8.500%, due 06/01/15[13]	10,000	10,350

US Oncology, Inc.
9.125%, due 08/15/17#	30,000	525

Vanguard Health Holding Co. II LLC/Vanguard
Holding Co. II, Inc.
8.000%, due 02/01/18	50,000	52,125

		673,650

Home construction — 0.08%
Beazer Homes USA, Inc.
6.875%, due 07/15/15	25,000	23,563

8.125%, due 06/15/16	25,000	23,875

K Hovnanian Enterprises, Inc.
10.625%, due 10/15/16	30,000	30,150

KB Home
5.875%, due 01/15/15	25,000	24,344

6.250%, due 06/15/15	25,000	24,312

Ryland Group, Inc.
6.625%, due 05/01/20	50,000	48,562

Standard Pacific Corp.
10.750%, due 09/15/16	25,000	28,875

Toll Brothers Finance Corp.
8.910%, due 10/15/17	35,000	41,667

		245,348

Housewares — 0.01%

Libbey Glass, Inc.
10.000%, due 02/15/15	23,000	25,070

Industrial-other — 0.02%

Belden, Inc.
9.250%, due 06/15/19	20,000	22,375

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Industrial-other — (concluded)

RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18	30,000	32,550

		54,925

Insurance-life — 0.19%

American General Institutional Capital A
7.570%, due 12/01/45[2]	100,000	106,000

American International Group, Inc.
8.175%, due 05/15/58[9]	100,000	110,000

American International Group, Inc. MTN
5.850%, due 01/16/18	100,000	106,471

Hartford Financial Services Group
8.125%, due 06/15/38[9]	95,000	106,400

Prudential Financial, Inc. MTN,
Series C
5.400%, due 06/13/35	50,000	49,206

Series D
6.100%, due 06/15/17	85,000	97,404

		575,481

Insurance-multiline — 0.06%

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[2,9]	60,000	55,125

ING Capital Funding Trust III
3.907%, due 06/30/11[9,11]	40,000	38,598

Lincoln National Corp.
7.000%, due 05/17/66[9]	100,000	102,500

		196,223

Insurance-personal & casualty — 0.05%

Liberty Mutual Group, Inc.
7.800%, due 03/15/37[1,2]	25,000	26,000

10.750%, due 06/15/58[2,9]	70,000	94,850

XL Capital Ltd.
6.500%, due 04/15/17[9,11]	40,000	37,750

		158,600

Internet software & services — 0.04%

Equinix, Inc.
8.125%, due 03/01/18	75,000	81,000

MedAssets, Inc.
8.000%, due 11/15/18[2]	50,000	51,563

		132,563

Leisure — 0.02%

Brunswick Corp.
11.250%, due 11/01/16[2]	15,000	18,094

Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	40,000	40,600

		58,694

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Lodging — 0.06%

Diamond Resorts Corp.
12.000%, due 08/15/18[2]	125,000	134,687

Host Hotels & Resorts LP
9.000%, due 05/15/17[1]	40,000	45,200

		179,887

Machinery-agriculture & construction — 0.07%

Case New Holland, Inc.
7.875%, due 12/01/17[2]	55,000	61,187

Caterpillar, Inc.
3.900%, due 05/27/21	115,000	115,283

CPM Holdings, Inc.
10.875%, due 09/01/14[2,10]	30,000	32,700

		209,170

Manufacturing-diversified — 0.00%

Trimas Corp.
9.750%, due 12/15/17	10,000	11,113

Media-broadcast/outdoor — 0.06%

Clear Channel Communications, Inc.
10.750%, due 08/01/16	100,000	96,000

Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	30,000	32,762

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17	25,000	27,125

XM Satellite Radio, Inc.
13.000%, due 08/01/13[2]	25,000	29,750

		185,637

Media-cable — 0.12%

Cablevision Systems Corp.
8.625%, due 09/15/17	50,000	56,375

CSC Holdings LLC
8.625%, due 02/15/19	25,000	28,812

DISH DBS Corp.
7.750%, due 05/31/15	35,000	38,150

7.875%, due 09/01/19	75,000	81,656

Insight Communications Co., Inc.
9.375%, due 07/15/18[2]	10,000	11,200

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	116,267

UPC Germany GmbH
8.125%, due 12/01/17[2]	25,000	26,563

		359,023

Media-non cable — 0.07%

CMP Susquehanna Corp.
9.875%, due 05/15/14[4,9,14]	10,000	7,588

Gannett Co., Inc.
8.750%, due 11/15/14	25,000	28,500

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Media-non cable — (concluded)

Intelsat Jackson Holdings SA
7.250%, due 10/15/20[2]	75,000	75,187

LIN Television Corp.
8.375%, due 04/15/18	25,000	26,750

Nielsen Finance LLC/ Nielsen Finance Co.
11.625%, due 02/01/14	13,000	15,308

Sinclair Television Group
9.250%, due 11/01/17[2]	20,000	22,350

Univision Communications, Inc.
8.500%, due 05/15/21[2]	50,000	51,500

		227,183

Media-publishing — 0.04%

Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[2,10]	40,000	38,000

13.250%, due 07/15/15[2,10]	35,000	33,250

McClatchy Co.
11.500%, due 02/15/17	35,000	38,325

		109,575

Metals & mining — 0.20%

Barrick Gold Corp.
2.900%, due 05/30/16[2]	120,000	120,333

CONSOL Energy, Inc.
8.000%, due 04/01/17	45,000	49,275

Mirabela Nickel Ltd.
8.750%, due 04/15/18[2]	25,000	25,188

Murray Energy Corp.
10.250%, due 10/15/15[2]	40,000	43,100

Ryerson, Inc.
12.000%, due 11/01/15[10]	105,000	113,137

Tube City IMS Corp.
9.750%, due 02/01/15	50,000	52,250

Vale Overseas Ltd.
4.625%, due 09/15/20	100,000	99,460

6.875%, due 11/21/36	90,000	99,108

		601,851

Packaging & containers — 0.05%

Berry Plastics Corp.
8.250%, due 11/15/15	30,000	32,175

9.500%, due 05/15/18	50,000	50,875

Graphic Packaging International, Inc.
9.500%, due 06/15/17	5,000	5,575

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	25,000	27,625

Solo Cup Co.
8.500%, due 02/15/14[1]	35,000	32,112

		148,362

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Paper & forest products — 0.08%

Boise Paper Holdings LLC/ Boise Finance Co.
9.000%, due 11/01/17	15,000	16,706

Georgia-Pacific LLC
5.400%, due 11/01/20[2]	25,000	25,989

8.250%, due 05/01/16[2]	50,000	56,750

8.875%, due 05/15/31	35,000	44,844

Longview Fibre Paper & Packaging, Inc.
8.000%, due 06/01/16[2]	10,000	10,150

Sino-Forest Corp.
6.250%, due 10/21/17[2]	15,000	13,950

Verso Paper Holdings LLC
11.500%, due 07/01/14[1]	50,000	54,250

Weyerhaeuser Co.
7.375%, due 03/15/32	25,000	27,907

		250,546

Pharmaceuticals — 0.02%

Mylan, Inc.
7.625%, due 07/15/17[2]	50,000	55,063

Pipelines — 0.03%

Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	86,800

Railroads — 0.05%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	101,186

Union Pacific Corp.
5.780%, due 07/15/40	55,000	58,977

		160,163

Real estate development & management — 0.03%

Realogy Corp.
10.500%, due 04/15/14	80,000	82,000

Real estate investment trusts — 0.07%

CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	59,000

Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	86,120

DuPont Fabros Technology LP
8.500%, due 12/15/17	75,000	82,594

		227,714

Retail-department — 0.05%

Bon-Ton Department Stores, Inc.
10.250%, due 03/15/14[1]	60,000	61,050

JC Penney Corp., Inc.
7.125%, due 11/15/23	60,000	62,250

Macy’s Retail Holdings, Inc.
6.375%, due 03/15/37	35,000	37,275

		160,575

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Retail-restaurants — 0.02%

Landry’s Restaurants, Inc.
11.625%, due 12/01/15	55,000	59,675

Retail-specialty — 0.14%

Burlington Coat Factory
10.000%, due 02/15/19[2]	100,000	100,250

Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	75,512

Limited Brands, Inc.
8.500%, due 06/15/19	45,000	52,706

Michaels Stores, Inc.
11.375%, due 11/01/16[1]	50,000	54,063

Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2]	40,000	42,900

QVC, Inc.
7.125%, due 04/15/17[2]	20,000	21,400

7.500%, due 10/01/19[2]	25,000	26,938

RITE AID Corp.
10.375%, due 07/15/16	60,000	64,500

		438,269

Steel producers/products — 0.05%

AK Steel Corp.
7.625%, due 05/15/20	50,000	52,000

Severstal Columbus LLC
10.250%, due 02/15/18	50,000	55,500

US Steel Corp.
7.375%, due 04/01/20[1]	50,000	52,375

		159,875

Technology-hardware — 0.07%

Advanced Micro Devices, Inc.
8.125%, due 12/15/17	25,000	26,438

CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17	50,000	54,750

Jabil Circuit, Inc.
8.250%, due 03/15/18	25,000	28,812

Seagate HDD Cayman
7.750%, due 12/15/18[2]	100,000	105,250

		215,250

Technology-software — 0.10%

Aspect Software, Inc.
10.625%, due 05/07/17	10,000	10,800

Eagle Parent, Inc.
8.625%, due 05/01/19[2]	5,000	5,056

First Data Corp.
9.875%, due 09/24/15[1]	75,000	77,437

11.250%, due 03/31/16[1]	25,000	25,063

Sungard Data Systems, Inc.
10.250%, due 08/15/15	145,000	150,800

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Technology-software — (concluded)

Unisys Corp.
12.750%, due 10/15/14[2]	25,000	29,531

		298,687

Telecom-satellite — 0.03%

Intelsat Bermuda Ltd.
11.250%, due 02/04/17	75,000	81,000

Telecom-wireless — 0.10%

Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[2]	110,000	120,187

Cricket Communications, Inc.
7.750%, due 05/15/16	50,000	53,125

SBA Telecommunications, Inc.
8.250%, due 08/15/19	75,000	82,594

Wind Acquisition Finance SA
11.750%, due 07/15/17[2]	40,000	46,500

		302,406

Telecom-wirelines — 0.12%

BellSouth Corp.
6.875%, due 10/15/31	65,000	75,371

Cincinnati Bell, Inc.
8.250%, due 10/15/17	50,000	50,937

Qwest Capital Funding, Inc.
7.750%, due 02/15/31	125,000	131,094

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	115,282

		372,684

Telecommunication services — 0.04%

Global Crossing UK Finance PLC
10.750%, due 12/15/14	50,000	52,375

PAETEC Escrow Corp.
9.875%, due 12/01/18[2]	55,000	58,988

		111,363

Telephone-integrated — 0.16%

Frontier Communications Corp.
7.875%, due 04/15/15	30,000	32,625

Level 3 Financing, Inc.
9.250%, due 11/01/14	41,000	42,230

10.000%, due 02/01/18	25,000	27,063

Sprint Capital Corp.
6.875%, due 11/15/28	50,000	48,500

8.750%, due 03/15/32	80,000	88,300

Sprint Nextel Corp.
6.000%, due 12/01/16	50,000	50,875

8.375%, due 08/15/17[1]	75,000	84,562

Virgin Media Finance PLC
9.125%, due 08/15/16	50,000	52,750

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Telephone-integrated — (concluded)

Virgin Media Secured Finance PLC
6.500%, due 01/15/18	50,000	55,062

		481,967

Textile/apparel — 0.01%

Quiksilver, Inc.
6.875%, due 04/15/15	25,000	24,438

Theaters & entertainment — 0.01%

Production Resource Group, Inc.
8.875%, due 05/01/19[2]	15,000	15,300

Tobacco — 0.03%

Altria Group, Inc.
9.950%, due 11/10/38	60,000	88,206

Transportation services — 0.09%

ERAC USA Finance Co.
7.000%, due 10/15/37[2]	115,000	130,790

Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17	50,000	51,750

Navios Maritime Acquisition Corp.
8.625%, due 11/01/17	75,000	76,687

Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	30,000	32,175

		291,402

Total corporate bonds (cost—$17,935,347)		19,012,870

Repurchase agreement — 2.33%

Repurchase agreement dated 05/31/11 with State Street Bank & Trust Co., 0.010% due 06/01/11, collateralized by $6,999,088 US Treasury Notes, 1.000% to 3.375% due 04/30/12 to 04/30/17; (value—$7,273,630); proceeds: $7,131,002 (cost—$7,131,000)	7,131,000	7,131,000

Investment of cash collateral from securities loaned — 0.85%

Money market fund — 0.85%

UBS Private Money Market Fund LLC (cost—$2,601,274)[7]	2,601,274	2,601,274

Total investments (cost—$275,802,808)[15]— 101.81%		311,174,200

Liabilities in excess of other assets — (1.81)%		(5,543,034)

Net assets — 100.00%		305,631,166

Aggregate cost for federal income tax purposes was $275,802,808; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$40,143,174
Gross unrealized depreciation	(4,771,782)

Net unrealized appreciation	$35,371,392

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

For a listing of defined fund acronyms that are used throughout the Schedule of Investments, please refer to page 31.

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

#	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

[1]	Security, or portion thereof, was on loan at May 31, 2011.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.09% of net assets as of May 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Cumulative preferred stock. The next call date is 12/31/11.

[4]	Illiquid securities representing less than 0.00% of net assets as of May 31, 2011.

[5]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents less than 0.00% of net assets as of May 31, 2011, is considered illiquid and restricted. and may be resold in transactions exempt from registration, normally to qualified buyers. (See table below for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Illiquid and restricted security	date	cost ($)	net assets (%)	05/31/11 ($)	net assets (%)

CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	23	0.00	23	0.00

[6]	Cumulative preferred stock.

[7]	Investment in affiliated investment company. The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended May 31, 2011. The advisor earns a management fee from UBS Credit Bond Relationship Fund and UBS Private Money Market Fund LLC.

					Change		Net income earned
		Purchases	Sales		in net		Net income earned
		during the nine	during the nine	Net realized	unrealized		from affiliate for the
	Value at	months ended	months ended	gain	appreciation/	Value at	nine months ended
Security description	08/31/10 ($)	05/31/11 ($)	05/31/11 ($)	05/31/11 ($)	depreciation ($)	05/31/11 ($)	05/31/11 ($)

UBS Credit Bond Relationship Fund	23,616,096	—	11,050,000	551,641	(84,148)	13,033,589	—

UBS Private Money Market Fund LLC	1,694,234	37,294,336	36,387,296	—	—	2,601,274	1,282

[8]	Security is being fair valued by a valuation committee under the direction of the board of trustees.

[9]	Variable or floating rate security. The interest rate shown is the current rate as of May 31, 2011 and changes periodically.

[10]	Step bond that converts to the noted fixed rate at a designated future date.

[11]	Perpetual bond security. The maturity date reflects the next call date.

[12]	Bond interest in default.

[13]	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

[14]	This security, which represents less than 0.00% of net assets as of May 31, 2011, is considered illiquid and restricted. (See table for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Illiquid and restricted security	date	cost ($)	net assets (%)	05/31/11 ($)	net assets (%)

CMP Susquehanna Corp., 9.875%, 05/15/14	03/26/09	9,195	0.00	7,588	0.00

[15]	Includes $2,561,092 of investments in securities on loan, at value plus accrued interest and dividends, if any.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Futures contracts16

					Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)

110	Russell 1000 Mini Index Futures	June 2011	7,931,880	8,229,100	297,220

28	US Treasury Note 2 Year Futures	September 2011	6,125,919	6,137,250	11,331

61	US Treasury Note 10 Year Futures	September 2011	7,413,784	7,479,172	65,388

			21,471,583	21,845,522	373,939

	Sale contracts		Proceeds

76	Russell 2000 Mini Index Futures	June 2011	6,076,732	6,443,280	(366,548)

149	S&P 500 E-Mini Index Futures	June 2011	9,693,605	10,012,055	(318,450)

48	Ultra Long-Term US Treasury Bond Futures	September 2011	6,146,549	6,195,000	(48,451)

24	US Treasury Note 5 Year Futures	September 2011	2,838,712	2,859,375	(20,663)

			24,755,598	25,509,710	(754,112)

					(380,173)

[16]	Restricted cash of $1,245,996 has been delivered to broker as initial margin for futures.

The Fund calculates its net asset value based on the current value for its portfolio securities. The Fund normally obtains values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Common stocks	224,711,757	—	—	224,711,757

Preferred stocks	—	4,853	—	4,853

Investment company	13,033,589	—	—	13,033,589

Warrants	—	—	27	27

US government obligations	—	21,342,662	—	21,342,662

Mortgage & agency debt securities	—	20,337,741	—	20,337,741

Commercial mortgage-backed securities	—	2,998,427	—	2,998,427

Corporate bonds	—	19,012,870	—	19,012,870

Repurchase agreement	—	7,131,000	—	7,131,000

Investment of cash collateral from securities loaned	—	2,601,274	—	2,601,274

Futures contracts	(380,173)	—	—	(380,173)

Total	237,365,173	73,428,827	27	310,794,027

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended May 31, 2011:

	Preferred		Corporate
	stock ($)	Warrants ($)	bond ($)	Total ($)

Beginning balance	23	27	3,550	3,600

Purchases	—	—	—	—

Sales	—	—	—	—

Accrued discounts/(premiums)	—	—	106	106

Total realized gain/(loss)	—	—	—	—

Net change in unrealized appreciation/depreciation	—	—	3,932	3,932

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	(23)	—	(7,588)	(7,611)

Ending balance	—	27	—	27

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at May 31, 2011 was $0.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2011 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	94.2

Canada	1.2

United Kingdom	1.1

Switzerland	1.0

Panama	1.0

Ireland	0.7

Cayman Islands	0.6

Luxembourg	0.1

France	0.1

Total	100.0

Fund acronyms

ADR	American Depositary Receipt

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

GS	Goldman Sachs

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 29, 2011